Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment information [Abstract]
Disclosure of non-curent assets by geographical area
Non-current assets break down by geographical area as follows:

NON-CURRENT ASSETS	As of December 31, 2022			As of December 31, 2023
(thousands of euros)	France	Switzerland	Total	France	Switzerland	Total
TOTAL	12,923	44,158	57,081	13,869	46,889	60,758

Disclosure of revenue breakdown by geographical area
Revenue breakdown by geographical area

Revenue by destination	Year ended
(in € thousands)	12/31/2021	12/31/2022	12/31/2023
Revenue from France	100%	100%	100%
Revenue from other countries	—%	—%	—%
TOTAL	100%	100%	100%